Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Income [Line Items]
Interest and similar income	[1],[2]	€ 17,954	€ 25,208	€ 24,718
Interest expense	[2],[3]	6,405	11,458	11,402
Net interest income	[4]	11,548	13,749	13,316
Provision for credit losses		1,792	723	525
Net interest income after provision for credit losses		9,756	13,026	12,791
Commissions and fee income		9,424	9,520	10,039
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		2,332	193	1,209
Net gains (losses) on derecognition of financial assets measured at amortized cost		324	0	2
Net gains (losses) on financial assets at fair value through other comprehensive income		323	260	317
Net income (loss) from equity method investments		120	110	219
Other income (loss)		(61)	(668)	215
Total noninterest income		12,463	9,416	12,000
Compensation and benefits		10,471	11,142	11,814
General and administrative expenses		10,259	12,253	11,286
Impairment of goodwill and other intangible assets		0	1,037	0
Restructuring activities		485	644	360
Total noninterest expenses		21,216	25,076	23,461
Profit (loss) before income taxes		1,003	(2,634)	1,330
Income tax expense (benefit)		391	2,630	989
Profit (loss)		612	(5,265)	341
Profit (loss) attributable to noncontrolling interests		129	125	75
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 483	€ (5,390)	€ 267

[1]	Interest and similar income included EUR14.1billion, EUR18.0billion and EUR 16.8 billion for the year ended December31, 2020, 2019 and 2018, respectively, calculated based on effective interest method.
[2]	Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. EUR 59million and EUR75million for year ended December 31, 2019 and December 31, 2018 were restated.
[3]	EUR 124million was reclassified from trading Income to interest expense for year ended December 31, 2018.
[4]	EUR 124million was reclassified from trading income to net interest income for year ended December 31, 2018.